Simplify Managed Futures Strategy ETF
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 84.7%
U.S. Treasury Bill, 4.68%, 6/8/2023(a) ............................................. $ 29,900,000 $ 29,650,365
U.S. Treasury Bill, 4.98%, 8/10/2023(a) ............................................ 42,550,000 41,839,105
U.S. Treasury Bill, 4.76%, 9/7/2023(a) ............................................. 24,600,000 24,100,193
Total U.S. Treasury Bills (Cost $95,539,290) ...................................................... 95,589,663
Total Investments – 84.7%
(Cost $95,539,290) .......................................................................... $ 95,589,663
Other Assets in Excess of Liabilities – 15.3% ........................................................ 17,311,218
Net Assets – 100.0% .......................................................................... $ 112,900,881
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
At March 31, 2023, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
Sugar #11 (World) Future .......................... 236 $ 5,881,120 4/28/23 $ 494,924
WTI Crude Future ................................ 10 758,000 5/22/23 43,470
Gold 100 OZ Future .............................. 36 7,150,320 6/28/23 53,003
Sugar #11 (World) Future .......................... 45 1,100,232 6/30/23 42,181
Live Cattle Future ................................ 4 259,400 6/30/23 (28)
Gold 100 OZ Future .............................. 10 2,004,100 8/29/23 12,606
Sugar #11 (World) Future .......................... 11 264,510 9/29/23 79
3 Month SOFR Future ............................. 31 7,447,363 6/18/24 (2,476)
Total unrealized appreciation/(depreciation) $ 643,759
Short position contracts:
Natural Gas Future ............................... (48) (1,063,680) 4/26/23 124,800
Cotton No.2 Future ............................... (59) (2,442,010) 5/8/23 (148,920)
Soybean Oil Future ............................... (67) (2,230,698) 5/12/23 46,500
Wheat Future (CBT) .............................. (54) (1,869,075) 5/12/23 22,002
Corn Future ..................................... (318) (10,501,950) 5/12/23 (346,361)
Natural Gas Future ............................... (18) (443,700) 5/26/23 22,619
Copper Future ................................... (31) (3,173,237) 5/26/23 (23,787)
Bank Accept Future ............................... (414) (72,848,224) 6/19/23 60,804
Natural Gas Future ............................... (30) (819,600) 6/28/23 17,773
US 5 Year Note (CBT) ............................. (21) (2,299,664) 6/30/23 (70)
Cotton No.2 Future ............................... (226) (9,390,300) 7/7/23 (375,776)
Soybean Oil Future ............................... (234) (7,809,048) 7/14/23 349,987
Wheat Future (CBT) .............................. (106) (3,733,850) 7/14/23 13,190
Corn Future ..................................... (222) (7,059,600) 7/14/23 8,721
Natural Gas Future ............................... (13) (361,790) 7/27/23 (2,982)
Copper Future ................................... (18) (1,846,125) 7/27/23 (39,256)
Soybean Oil Future ............................... (45) (1,491,480) 8/14/23 50,284
Natural Gas Future ............................... (16) (440,000) 8/29/23 6,504

Simplify Managed Futures Strategy ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2023 (Unaudited)
2
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Short position contracts: (continued)
Corn Future ..................................... (48) $ (1,385,400) 9/14/23 $ 47,681
Wheat Future (CBT) .............................. (41) (1,469,338) 9/14/23 6,185
Bank Accept Future ............................... (134) (23,633,426) 9/18/23 (30,057)
Natural Gas Future ............................... (26) (740,220) 9/27/23 15,214
Copper Future ................................... (5) (513,313) 9/27/23 (9,850)
Natural Gas Future ............................... (11) (356,180) 10/27/23 1,142
WTI Crude Future ................................ (3) (220,650) 11/20/23 (19,651)
Corn Future ..................................... (20) (566,500) 12/14/23 9,291
Bank Accept Future ............................... (182) (32,174,880) 12/18/23 12,297
3 Month SOFR Future ............................. (450) (107,319,375) 12/19/23 (583,544)
Bank Accept Future ............................... (114) (20,214,650) 3/18/24 25,705
3 Month SOFR Future ............................. (99) (23,685,750) 3/19/24 106,809
3 Month SOFR Future ............................. (78) (18,804,825) 9/17/24 (6,458)
Total unrealized appreciation/(depreciation) $ (639,204)
Total net unrealized appreciation $ 4,555
Summary of Investment Type
Industry
% of Net
Assets
U.S. Treasury Bills ................................................................................ 84.7%
Total Investments ................................................................................ 84.7%
Other Assets in Excess of Liabilities .................................................................. 15.3%
Net Assets ..................................................................................... 100.0%